HSBC Emerging Markets Local Debt Fund
Principal Investment Strategies

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within three years (plus or minus) of the JP Morgan Government Bond Index – Emerging Markets Global Diversified, which as of November 30, 2012, was 4.7 years.

HSBC FUNDS

Supplement Dated December 26, 2012 to the
HSBC Emerging Markets Local Debt Fund Prospectus
Dated February 28, 2012, as Supplemented (the “Prospectus”)

Effective immediately the HSBC Emerging Markets Local Debt Fund’s (the “Fund”) benchmark will change to the JP Morgan Government Bond Index – Emerging Markets Global Diversified (the “GBI-EM Global Diversified”). Currently, the Fund’s benchmark is a 50/50 blend of the GBI-EM Global Diversified and the JP Morgan Emerging Local Markets Index Plus. HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser, believes that the GBI-EM Global Diversified is consistent with the Fund’s investment strategies while promoting ease of comparison of the performance of the Fund to that of similar mutual funds.

The third full paragraph on page 10 of the Prospectus is deleted and replaced with the following:

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within three years (plus or minus) of the JP Morgan Government Bond Index – Emerging Markets Global Diversified, which as of November 30, 2012, was 4.7 years.

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